Subsequents Events	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Entity Listings [Line Items]
Subsequents Events

Note 10. Subsequent Events

On January 7, 2021, the Company completed the Business Combination pursuant to the Merger Agreement as described in Note 1. As contemplated by the Merger Agreement and as described in the Company’s definitive proxy statement filed with the United States Securities and Exchange Commission (the “SEC”) on November 23, 2020 (the “Proxy Statement”), Merger Sub was merged with and into Landsea, with Landsea continuing as the surviving corporation. As a result of the Merger, the registrant owns 100% of the outstanding common stock of Landsea and each share of common stock of Landsea has been cancelled and converted into the right to receive a portion of the consideration payable in connection with the Merger. In connection with the closing of the Business Combination (the “Closing”), the registrant owns, directly and indirectly, 100% of the stock of Landsea and its subsidiaries and the Seller, the sole stockholder of Landsea, as of immediately after the effective time of the Merger, holds a portion of the Common Stock, par value $0.0001 per share, of the registrant (the “Common Stock”).

In connection with the Closing, the registrant changed its name from LF Capital Acquisition Corp. to Landsea Homes Corporation.

On January 6, 2021, in connection with its previously announced proposed Business Combination, the Company entered into amendments (collectively, the “Amendments”) to that certain Promissory Note, dated July 16, 2020, by and between the Sponsor and the Company and that certain Convertible Promissory Note, dated March 4, 2019, by and between the Sponsor and the Company (collectively, the “Notes”), each as from time to time amended, in order to change the Maturity Date (as defined in the applicable Note) of the Notes to be the later of December 31, 2020 and the Closing Date (Note 5).

LS Boston Point LLC [Member]
Entity Listings [Line Items]
Subsequents Events

Note 7 - Subsequents Events

The Company evaluates all events and transactions through the date the financial statements are available to be issued. The Company performed this evaluation through March 12, 2021, the date the financial statements were available to be issued, and has concluded that no events or transactions have occurred subsequent to December 31, 2020, that require consideration as adjustments to or disclosures in the financial statements.

Note 7 - Subsequents Events

The Company evaluates all events and transactions through the date the financial statements are available to be issued. The Company performed this evaluation through May 1, 2019 and September 3, 2020, the dates the financial statements were available to be issued, and has concluded that no events or transactions have occurred subsequent to December 31, 2018, that require consideration as adjustments to or disclosures in the financial statements.